Financial Instruments and Risk Management (Credit Risk - Maximum Exposure to Credit Risk) (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Maximum Exposure to credit risk Financial assets [Line Items]
Carrying amount	$ 2,210	$ 2,186
Cash and cash equivalents [Member]
Maximum Exposure to credit risk Financial assets [Line Items]
Carrying amount	417	473
Short term investments and deposits [Member]
Maximum Exposure to credit risk Financial assets [Line Items]
Carrying amount	91	91
Trade receivables [Member]
Maximum Exposure to credit risk Financial assets [Line Items]
Carrying amount	1,583	1,418
Other receivables [Member]
Maximum Exposure to credit risk Financial assets [Line Items]
Carrying amount	55	45
Derivatives [Member]
Maximum Exposure to credit risk Financial assets [Line Items]
Carrying amount	29	145
Other non-current assets [Member]
Maximum Exposure to credit risk Financial assets [Line Items]
Carrying amount	$ 35	$ 14